Expense Example - FidelityEquityMarketNeutralFund-AMCIZPro - FidelityEquityMarketNeutralFund-AMCIZPro - Fidelity Equity Market Neutral Fund	Apr. 01, 2025 USD ($)
Fidelity Advisor Equity Market Neutral Fund - Class Z
Expense Example:
1 year	$ 111
3 years	681
5 years	1,345
10 years	3,125
Fidelity Advisor Equity Market Neutral Fund - Class I
Expense Example:
1 year	116
3 years	696
5 years	1,370
10 years	3,173
Fidelity Advisor Equity Market Neutral Fund - Class M
Expense Example:
1 year	511
3 years	1,167
5 years	1,909
10 years	3,862
Fidelity Advisor Equity Market Neutral Fund - Class A
Expense Example:
1 year	708
3 years	1,302
5 years	1,983
10 years	3,788
Fidelity Advisor Equity Market Neutral Fund - Class C
Expense Example:
1 year	317
3 years	994
5 years	1,855
10 years	$ 3,918